Segment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Information (Textual)
Revenue by segment	$ 14,075,000	$ 11,243,000	$ 51,407,544	$ 17,089,549
Telecommunications Staffing Services Segment [Member]
Segment Information (Textual)
Revenue by segment			21,100,000
Concentration risk percentage			41.00%
Specialty Contracting Services [Member]
Segment Information (Textual)
Revenue by segment		$ 2,029,000	$ 18,224,317	$ 6,513,763
Concentration risk percentage			7.00%